Segment Reporting - Schedule of Reportable Segments (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
US Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		$ 267,136
Cost of revenue		208,574
Gross profit		58,562
Depreciation and amortization		28,979
Total assets		1,172,900
Long-lived assets	[1]	119,354
US Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			$ 363,474	$ 643,847	$ 516,055
Cost of revenue			255,335	498,964	403,463
Gross profit			108,139	144,883	112,592
Depreciation and amortization			28,402	60,997	53,236
Total assets				745,925	817,417
Long-lived assets	[1]			69,926	87,941
Canada Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		197,541
Cost of revenue		152,424
Gross profit		45,117
Depreciation and amortization		18,334
Total assets		1,034,839
Long-lived assets	[1]	69,879
Canada Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			271,859	409,150	416,042
Cost of revenue			218,013	314,510	325,683
Gross profit			53,846	94,640	90,359
Depreciation and amortization			17,375	33,821	33,201
Total assets				516,690	482,944
Long-lived assets	[1]			42,338	46,259
Corporate & Eliminations [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		(1,150)
Cost of revenue		(1,150)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets	[1]
Corporate & Eliminations [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			(1,467)	(2,940)	(3,771)
Cost of revenue			(1,467)	(2,940)	(3,771)
Gross profit
Depreciation and amortization
Total assets
Long-lived assets	[1]
Other Operating Segment [Member] | Successor [Member]
Segment Reporting Information [Line Items]
Service revenue		463,527
Cost of revenue		359,848
Gross profit		103,679
Depreciation and amortization		47,313
Total assets		2,207,739
Long-lived assets	[1]	$ 189,233
Other Operating Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Service revenue			633,866	1,050,057	928,326
Cost of revenue			471,881	810,534	725,375
Gross profit			161,985	239,523	202,951
Depreciation and amortization			$ 45,777	94,818	86,437
Total assets				1,262,615	1,300,361
Long-lived assets	[1]			$ 112,264	$ 134,200

[1]	Long-lived assets consists of plant, property and equipment as identified in “Note 7. Plant, Property, and Equipment”